LOANS AND DEBENTURES (Details 5) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings	R$ 3,975
Transaction costs	(47)
Interest paid in advance	(9)
Discount	(12)
Overall total	10,580
IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	4,630	[1]
UFIR/RGR [member]
IfrsStatementLineItems [Line Items]
Borrowings	2	[2]
CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	2,041	[3]
Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	6,673
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	30
Transaction costs	(3)
Overall total	955
Later than two years and not later than three years [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	355	[1]
Later than two years and not later than three years [member] | UFIR/RGR [member]
IfrsStatementLineItems [Line Items]
Borrowings	2	[2]
Later than two years and not later than three years [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	571	[3]
Later than two years and not later than three years [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	928
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,945
Transaction costs	(8)
Interest paid in advance	(9)
Overall total	4,597
Later than three years and not later than four years [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	399	[1]
Later than three years and not later than four years [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	270	[3]
Later than three years and not later than four years [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	669
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Transaction costs	(5)
Discount	(6)
Overall total	1,559
Later than four years and not later than five years [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,336	[1]
Later than four years and not later than five years [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	233	[3]
Later than four years and not later than five years [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,569
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Transaction costs	(5)
Discount	(6)
Overall total	1,273
Later Than Five Years And Not Later Than Six Years [Member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,051	[1]
Later Than Five Years And Not Later Than Six Years [Member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	233	[3]
Later Than Five Years And Not Later Than Six Years [Member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,284
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Transaction costs	(5)
Overall total	855
Later Than Six Years And Not Later Than Seven Years [Member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	126	[1]
Later Than Six Years And Not Later Than Seven Years [Member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	733	[3]
Later Than Six Years And Not Later Than Seven Years [Member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	860
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Transaction costs	(21)
Overall total	1,341
Later Than Eight Years [Member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,362	[1]
Later than seven years and not later than ten years [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,362
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	3,975
United States of America, Dollars | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Borrowings	30
United States of America, Dollars | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 3,945

[1]	Expanded National Customer Price (IPCA) Index.
[2]	Fiscal Reference Unit (Ufir / RGR).
[3]	CDI: Interbank Rate for Certificates of Deposit.